BUSINESS COMBINATIONS - Additional Information - Narrative (Details) $ in Thousands				3 Months Ended	12 Months Ended
	Jan. 01, 2026 USD ($) shares	Nov. 01, 2025 USD ($) shares	Feb. 29, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) numberOfOffices shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Combination [Line Items]
Cash consideration			$ 96,887
Total assets acquired		$ 2,100,000	97,800						$ 97,801
Total liabilities		1,900,000	2,700						$ 2,702
Goodwill		1,800	$ 1,788	$ 4,200	$ 91,868	$ 1,788	$ 4,361
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss					13,237,583	11,604,987
Deposits					16,421,842	14,329,138
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest					186,487	156,791	$ 141,433	$ 132,977
Westfield Bank
Business Combination [Line Items]
Cash consideration		$ 260,000			260,000
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares		2,753,094
Stock consideration		$ 64,400			64,450
Business Combination, Price of Acquisition, Expected		324,400
Total assets acquired					2,128,727
Total liabilities					1,896,145
Goodwill		91,900			91,868
Payments for Merger Related Costs					5,800
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest		23,700				23,652
Westfield Bank | Financial Asset Acquired and No Credit Deterioration
Business Combination [Line Items]
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest		$ 20,600
BankFinancial
Business Combination [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares	5,980,878
Stock consideration	$ 149,600
Total assets acquired					$ 1,400,000
Business combination, share issuance, per share | shares					0.48
Number of banking offices | numberOfOffices					17
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss					$ 700,200
Deposits					1,200,000
Agile Premium Finance
Business Combination [Line Items]
Payments for Merger Related Costs					$ 100	$ 200